First Trust Income Opportunities ETF Average Annual Total Returns			12 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended	99 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	9.92%	10.20%	13.86%	14.62%	14.28%
FCEF Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.51%			5.22%		6.76%
First Trust Income Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.49%			5.19%		7.05%
Performance Inception Date		Sep. 27, 2016
First Trust Income Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.07%			2.51%		4.52%
First Trust Income Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.26%			2.76%		4.34%

[1]	A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected to provide a more direct correlation to the Fund’s underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.